Significant Accounting Estimates, Assumptions and Judgements	12 Months Ended
Dec. 31, 2021
Disclosure Of Initial Application Of Standards Or Interpretations [Abstract]
Significant accounting estimates, assumptions and judgements
4.	Significant accounting estimates, assumptions and judgements

The preparation of these consolidated financial statements in accordance with IFRS requires management to make judgements, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

Judgement is used mainly in determining whether a balance or transaction should be recognized in the consolidated financial statements. Estimates and assumptions are mostly used in determining the measurement of recognized transactions and balances. However, judgements and estimates are often interrelated.

Judgements, estimates and assumptions are continually evaluated and are based on factors including expectations of future events that are believed to be reasonable under the circumstances. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in future periods affected.

Judgements, assumptions and estimation uncertainties that have a significant risk of resulting in a material adjustment include the following:

IMPAIRMENTS

CGU’s are defined as the lowest grouping of integrated assets that generate identifiable cash inflows that are largely independent of the cash inflows of other assets or groups of assets. The classification of assets into CGU’s requires significant judgement and interpretations with respect to the integration between assets, the existence of active markets, external users, shared infrastructures and the way in which management monitors the Company’s operations.

The recoverable amounts of CGU’s and individual assets have been determined as the higher of the CGU’s or the asset’s fair value less costs of disposal and its value in use. These calculations require the use of estimates and assumptions and are subject to changes as new information becomes available including information on the likelihood of obtaining future licences from Health Canada, total addressable market, market share escalation factor, gross margin escalation factor, terminal multiple and discount rates. Changes in assumptions used in determining the recoverable amount could affect the carrying value of the related assets and CGU’s.

BIOLOGICAL ASSETS AND INVENTORY

Biological assets, comprising cannabis plants and agricultural product consisting of cannabis, are measured at fair value less costs to produce and sell up to the point of harvest.

Determination of the fair values of the biological assets and the agricultural product requires the Company to make assumptions about how market participants assign fair values to these assets. These assumptions primarily relate to the level of effort required to bring the cannabis up to the point of harvest, costs to convert the harvested cannabis to finished goods, sales price, risk of loss, expected future yields from the cannabis plants and estimating values during the growth cycle.

The valuation of biological assets at the point of harvest is used as the measurement basis for all cannabis-based inventory and thus any critical estimates and judgements related to the valuation of biological assets are also applicable to inventory. The valuation of work-in-progress and finished goods also requires the estimate of conversion costs incurred, which become part of the carrying amount of the inventory. The Company must also determine if the carrying value of any inventory exceeds its net realizable value, such as cases where prices have decreased, or inventory has spoiled or has otherwise been damaged.

Revenue

Government customers typically have a right of product return, and in some cases, the right to pricing adjustments for products that are subsequently discounted or sold for a lower price in another jurisdiction. Licensed Producers can, in some cases, have a right of product return or warranty period. The estimate of potential future returns includes the use of estimates and assumptions and are subject to change as new information becomes available.

CONVERTIBLE INSTRUMENTS

Convertible notes are compound financial instruments which are accounted for separately by their components: a financial liability and an equity instrument. The financial liability, which represents the obligation to pay coupon interest on the convertible notes in the future, is initially measured at its fair value and subsequently measured at amortized cost. The residual amount is accounted for as an equity instrument at issuance.

The identification of the components of convertible notes is based on interpretations of the substance of the contractual arrangement and therefore requires judgement from management. The separation of the components affects the initial recognition of the convertible debenture at issuance and the subsequent recognition of interest on the liability component. The determination of the fair value of the liability is also based on various assumptions, including contractual future cash flows, discount rates and the presence of any derivative financial instruments.

The derivative warrant liabilities are financial liabilities measured at FVTPL. The determination of the fair value of the liabilities are estimated based on various assumptions, including future share price, volatility, discount rate and various probability factors.

ACQUISITIONS

The Company assesses whether an acquisition should be accounted for as an asset acquisition or a business combination under IFRS 3. This assessment requires management to make judgements on whether the assets acquired and liabilities assumed constitute a business as defined in IFRS 3 and if the integrated set of activities, including inputs and processes acquired, is capable of being conducted and managed as a business and the Company obtains control of the business inputs and processes.

Investments

The Company’s investment at FVTPL is a financial asset measured at fair value each reporting period. The determination of the fair value of the investment requires judgement from management and the main assumption is the discount rate.

equity-accounted investees

The Company’s interest in a joint venture is accounted for using the equity-method. The current investment portfolio of the joint venture is comprised of secured debt and hybrid instruments which include options and warrants. These investments are recorded at fair value each reporting period with any changes in fair value recorded through profit or loss.

The determination of the fair value of the underlying investments is based on a discounted cash methodology and requires judgement from management. The discounted cash flows are based on various assumptions, including an estimation of market prices, volatility and discount rates.